SEGMENT INFORMATION - Geographic Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Liquefaction services revenue	$ 267,740	$ 260,273	$ 261,388
Total assets	4,279,560	4,948,295
FLNG | Cameroon | Operating segments
Revenues from External Customers and Long-Lived Assets [Line Items]
Total assets	1,559,158	1,408,444	1,264,085
Liquefaction services revenue
Revenues from External Customers and Long-Lived Assets [Line Items]
Liquefaction services revenue	$ 213,970	$ 221,020	$ 226,061